Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost of Goods Sold, Depreciation	$ 297,000	$ 174,000
Gaming Products [Member]
Property, Plant and Equipment [Line Items]
Cost of Goods Sold, Depreciation	321,000	108,000	323,000	91,000
Gaming Operations [Member]
Property, Plant and Equipment [Line Items]
Cost of Goods Sold, Depreciation	$ 297,000	$ 174,000	$ 460,000	$ 0